Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share
24.	Earnings per share
Basic net earnings per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net earnings per share is calculated based on the weighted average number of ordinary shares outstanding and incremental weighted average number of ordinary shares from assumed vesting of non-vested
shares and exercise of share options, and conversion of the convertible senior notes during each period.
As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.
As of December 31, 2018, 2019 and 2020, there are 839,275, 1,689,709 and 410,260 employee share options or non-vested
ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.
Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2018, 2019 and 2020 as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	2,128,787	4,016,832	5,906,957

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	132,266,157	133,524,129	135,077,790

Basic earnings per Class A and Class B ordinary shares	16.09	30.08	43.73
Diluted earnings per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	2,128,787	4,016,832	5,906,957
Diluted earnings per share:
Interest expenses from Convertible Senior Notes	57,293	9,062	—
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	2,186,080	4,025,894	5,906,957

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	132,266,157	133,524,129	135,077,790
Dilutive employee share options and non-vested ordinary shares	1,562,347	1,289,127	2,958,220
Dilutive convertible senior notes	6,255,106	1,268,159	—

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	140,083,610	136,081,415	138,036,010

Diluted earnings per Class A and Class B ordinary shares	15.61	29.58	42.79
The Group granted a number of
non-vested
ordinary shares to certain executive officers and employees during the years ended December 31, 2018, 2019 and 2020 (refer to Note 27 (b)), these non-vested
shares are not included in the computation of basic earnings per share as these non-vested
shares are not entitled to any dividends or dividend equivalents.